Annual Fund Operating Expenses	Aug. 10, 2026
m+ Income Momentum Autocall ETF | m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.70%
m+ Nasdaq-100 Accelerator Autocall ETF | m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3],[4]
Expenses (as a percentage of Assets)	0.70%
m+ DualYield Autocall ETF | m+ DualYield Autocall ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.70%
m+ DynaBuffer ETF | m+ DynaBuffer ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6],[7]
Expenses (as a percentage of Assets)	0.70%

[1]	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
[2]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.
[3]	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
[4]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.
[5]	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
[6]	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
[7]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.